Reconciliation of the differences between basic and diluted EPS - Additional Information (Detail) - shares shares in Thousands		12 Months Ended
	Oct. 01, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statements [Line Items]
Anti dilutive securities excluded from the computation of diluted earnings per share		14,422	34,474	56,117
Ordinary shares [member]
Statements [Line Items]
Number of shares issued per share as per stock split conversion	five-for-one